Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Carlyle Select Trust
Prospectus Date	rr_ProspectusDate	Jun. 24, 2014
Carlyle Core Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Carlyle Core Allocation Fund Summary Ticker: Class/Ticker Class N/CCANX - Class I/CCAIX
Objective [Heading]	rr_ObjectiveHeading	What is the investment objective of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Carlyle Core Allocation Fund (the “Fund”) seeks long term total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investment contracts (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Operating expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that your investment has a 5% return each year. This example also assumes that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through August 31, 2015, and equal to total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You Sell Your Shares at the End of the Period Indicated, Your Cost Would Be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You Do Not Sell Your Shares at the End of the Period Indicated, Your Cost Would Be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating capital across major asset classes: equities, debt, real estate, commodities, currencies and volatility, and within such classes in a variety of investments, including developed and emerging market equities, traditional and inflation linked bonds, credit spreads, gold, oil and real estate (through investments in real estate investment trusts). The Fund will invest in these asset classes using a portfolio of instruments discussed below, but primarily through shares of exchange-traded funds (“ETFs”). The Fund will also invest in volatility by investing in futures contracts and options on futures contracts that track the Chicago Board Options Exchange volatility index, which itself tracks the estimated implied volatility of the S&P 500 index over the next 30 days. The allocation across different asset classes is based on the Manager’s measurement of volatility and covariance for each asset. While the Fund intends to maintain investments in a majority of the asset classes at any given time, there are no stated limits on the percentage of assets the Fund can invest or will allocate to a particular asset class at a given time. References to the Fund’s portfolio include investments held through the Subsidiary, unless the context requires otherwise.

In allocating across asset classes, the Manager will take a “balanced risk” approach (similar to risk parity), a trading strategy that actively seeks to allocate capital such that each asset class contributes the same amount of risk to the overall Fund. Generally, lower volatility asset classes (e.g., nominal and inflation-linked bonds) will receive higher notional allocations than higher risk asset classes (e.g., developed and emerging market equities).

While the Fund intends to invest primarily in shares of ETFs, it also intends to utilize a variety of other types of financial instruments to gain exposure to target asset classes, including, but not limited to: options on ETF shares; swap agreements; swap futures; options on swaps; commodity, equity index, volatility index and currency futures contracts and options on such futures contracts; sovereign government fixed income securities; and exchange-traded notes (“ETNs”). The Fund may engage in derivative transactions to seek total return; to hedge against fluctuations in the prices of securities or other financial instruments, interest rates or currency exchange rates; to manage certain investment risks; as a substitute for the purchase or sale of securities or other financial instruments with similar economic characteristics, including currencies or commodities. The Fund typically considers a derivative instrument as a substitute for a security or other financial instrument if the performance of the derivative instrument is approximately 80% or more correlated over the past 12 months with the performance of the underlying security or financial instrument. The Fund may also engage in derivative transactions to change the effective duration of its portfolio. Duration is a measure of the price of a fixed income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected fixed interest and principal payments. Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates, and takes into account that expected cash flows will fluctuate as interest rates change. For example, the value of a fixed income security with an effective duration of two years would be expected to decline around 2% if interest rates rose by 1%. Conversely, the value of the same fixed income security would be expected to increase around 2% if interest rates fell by 1%. The Fund’s use of derivatives may be extensive.

The Fund will obtain most of its direct exposure to commodities (including ETFs that do not generate “qualifying income” for Federal income tax purposes) through its investments in the Subsidiary in order to remain within the limits of the federal tax laws, rules and regulations that apply to registered investment companies. The Subsidiary has the same investment objective as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments that provide exposure to commodities. However, the Subsidiary is subject to the same fundamental and non-fundamental investment restrictions as the Fund. The Fund will not invest more than 25% of the value of the Fund’s total assets in the Subsidiary.

The Fund has no geographic limits or minimums as to the markets or jurisdictions to which its assets may be exposed through the purchase or sale of securities or other instruments. This flexibility allows the Manager to look for investments and gain exposure to asset classes and markets around the world that it believes will enhance the Fund’s ability to meet its objective. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories. The Fund may have exposure to equity securities of issuers of any market capitalization. There is no limit regarding the Fund’s exposure to below investment-grade fixed income securities or to small, less-liquid equity securities, however, as a non-fundamental investment policy, the Fund may not purchase any illiquid securities if, as a result of such acquisition, more than 15% of its net assets would be invested in illiquid securities.

The Fund is actively managed and the Manager will vary the Fund’s exposures to asset classes based on the Manager’s evaluation of investment opportunities within and across asset classes. The Manager will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund. Shifts in allocations among asset classes or instruments will be determined using models based on the Manager’s measurement of volatility and covariance among asset classes.

The Manager expects the Fund’s net asset value (“NAV”) over short-term periods to be volatile because of the underlying volatility of the Fund’s investments. Volatility is a statistical measurement of the dispersion of returns of a security or other financial instrument, including, for example, an ETF or an index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The Fund’s returns are expected to be volatile. The Manager expects that under normal market conditions and based on historical market performance, the Fund’s annualized volatility will typically range between approximately 5% and 11%. The actual or realized volatility level for longer or shorter periods of time may be materially higher or lower than the Manager expects, depending on market conditions. Actual or realized volatility can and will differ from the expected volatility described above.

Certain assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with a term of one (1) year or less to maturity. These cash or cash equivalent holdings also earn income for the Fund.

The Fund is “non-diversified” for the purposes of the 1940 Act and, to the extent consistent with the Fund’s election to qualify as a regulated investment company for U.S. federal income tax purposes, may invest a relatively high percentage of its assets in a low number of investments, or a single issuer, primarily within the same economic sector. As a result, changes in the market value of a single issuer or investment could cause greater fluctuations in the value of the Fund’s shares than would occur in a more diversified fund.

		The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which, at times, may be significant and rapid.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors should not consider the Fund a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You should consult with a financial advisor and/or accountant or tax adviser to determine if this Fund is a suitable investment for you.

A summary of the principal risks of an investment in the Fund is presented below.

Models and Data Risk. Given the complexity of the investments and strategies of the Fund, the Manager relies heavily on the quantitative models developed by the Manager and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Manager for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Manager Risk. The success of the Fund in achieving its investment objective depends on the portfolio managers' skill in selecting the best investments for the Fund. The Fund's portfolio managers may make poor decisions with investment selection or risk management and may not be able to successfully implement the Fund's investment strategy or achieve the investment objective of the Fund, which may negatively affect the Fund's investment performance. The Manager does not have any experience managing an open-end mutual fund governed by the 1940 Act.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF's investments and subjects it to a pro rata portion of the ETF's fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF's net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies. These limits may prevent the Fund from engaging in ETF investments the Manager otherwise would consider attractive.

Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the "SEC") to permit unaffiliated funds to invest in the ETF's shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund intends to rely on these exemptive orders to invest in unaffiliated ETFs to the extent it invests in ETFs in excess of the statutory limits. If the Fund is unable to rely on an exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Manager considers prudent, or cause the Manager to select an investment other than that which the Manager considers suitable.

Because the Fund's investments are concentrated in ETFs, and the Fund's performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund and indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency. Although such funds seek to preserve the value of the Fund's investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, sometimes widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Fixed Income and Interest Rate Risk. The market value of fixed income and other interest rate sensitive investments will change in response to the market's anticipation of interest rate changes and other factors such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the value of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the value of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

Volatility Risk. Certain securities and other financial instruments in which the Fund intends to invest may experience substantial volatility, in some periods, significantly in excess of volatility experienced by fixed income instruments and equities. The volatility of such securities and/or instruments may result in substantial fluctuations in the value of the Fund's investments and therefore the Fund's net asset value per share over short periods of time.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. This risk is heightened to the extent the Fund invests in securities rated below investment grade, or "junk bonds", or in obligations of issuers with such ratings. Such defaults could result in losses to the Fund. In addition, the credit quality of securities and investments held by the Fund or by ETFs in which the Fund has invested may be lowered if an issuer's or obligor's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security or other financial instrument and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security or other financial instrument at a time or price the Fund desires.

Market Risk. Securities and other financial instruments in which the Fund expects to invest may depreciate in value, suddenly or without advance warning, due to factors that may seem unrelated to the fundamental value of the underlying security or other financial instrument. Regional or sector-specific factors may cause adverse impacts to the instruments owned by the Fund and a decline in the value of your investment.

General Fund Investing Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual fund operating expenses expressed as a percentage of the Fund's average daily net assets may change as Fund assets increase and decrease, and annual fund operating expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund's ability to execute its investment strategy.

Emerging Markets Risk. The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation, currency devaluations and have underdeveloped legal and regulatory systems, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency Risk. There is a risk that changes in currency exchange rates will negatively affect securities or other financial instruments held by the Fund that are denominated, and/or receiving revenues in foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. The Fund's net currency positions may expose it to risks independent of its securities positions or other financial instruments.

Foreign Investments Risk. Foreign investments often involve special risks, not present in U.S. investments, that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign investments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities and commodities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of investments not typically associated with settlement and clearance of U.S. investments.

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund will use derivatives, including commodity futures contracts and options on commodity futures contracts, to pursue its investment strategy, and there may be circumstances where the Fund invests in a derivative contract whose value does not correlate perfectly with the underlying asset, index, security or instrument to which the Fund seeks exposure. Many derivatives involve significant inherent leverage and will expose the Fund to the risk of extremely large losses. Such losses may be many times the amount that the Fund receives or pays at the time a derivative position is established. Derivatives are subject to a number of other risks described elsewhere in this prospectus, such as commodity risk, hedging transactions risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will be able to engage in these transactions to reduce exposure to other risks when that would be beneficial.

Non-Diversification Risk. The Fund is considered a "non-diversified" investment company under the 1940 Act and is therefore permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company would be. As a result, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Counterparty Risk. Investments in commodity-linked derivatives, repurchase agreements, swap agreements or other financial instruments that involve counterparties expose the Fund to counterparty credit risk and may cause the Fund to suffer a loss if the counterparty defaults on its obligations under the agreement. In such investments, the Fund is taking both the investment risk on the underlying security or instrument and the credit risk on the counterparty. In the event of a decline in a counterparty's creditworthiness or a default by a counterparty the Fund may experience delays in recovering its assets, or experience no recovery at all.

Hedging Transactions Risk. The Fund may seek to hedge risk by purchasing or selling securities or other financial instruments that are expected to protect all or a portion of gains or offset all or a portion of losses from a position in another security or other financial instrument. Hedging transactions involve risk. The Manager's ability to adequately hedge positions of the Fund will be subject to its ability to accurately assess the degree of correlation between the offsetting instruments that produce the desired outcome. The Manager will continue to need to recalculate, readjust, and re-execute hedges in a cost-effective and timely manner. For a variety of reasons, the Manager may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. It may be impossible to perfectly hedge any risk and the cost of a desired hedge may be prohibitively expensive.

Subsidiary Risk. Unlike the Fund, the Subsidiary is not registered as an investment company under the 1940 Act and is therefore not subject to all of the investor protections of the 1940 Act. The Fund and its shareholders are exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are subject to the same risks as if they were held by the Fund. There can be no assurance that the Subsidiary will be able to effectively implement the Fund's investment strategies or achieve the Fund's investment objective. Changes in the federal laws of the United States or the laws of the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Tax Risk. In order to obtain certain tax advantages, the Fund intends to be treated as a "regulated investment company" under Subchapter M of the Code. In order to qualify for this treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments which the Fund invests in is not considered qualifying income. The Fund will therefore restrict its direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income.

If the Fund does not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

The Fund expects to invest up to 25% of its total assets in the Subsidiary. The Fund's investment in the Subsidiary is expected to provide the Fund exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Code. The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute "qualifying income" for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. However, the Internal Revenue Service (the "IRS") has stated it is no longer granting private letter rulings requested by entities similar to the Fund and therefore there is a risk that the IRS could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund is not "qualifying income" for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Given the absence of IRS guidance and rulings on the treatment of such imputed income as qualifying income, actual distributions from the Subsidiary to the Fund may be made if the Fund determines it would be prudent to do so.

Changes in the federal laws of the United States or the laws of the Cayman Islands regarding taxation could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

TIPS and Inflation-Linked Bonds Risk. The Fund may invest in TIPS and inflation-linked bonds. These instruments have payments to the holder that are linked to the rate of inflation. During periods of deflation, this may result in a negative return on these instruments. These instruments are less liquid than nominal bonds of the same issuers and can suffer losses, particularly during times of economic stress or illiquidity.

Real Estate Investing Risk. Real estate-related investments are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs are subject to the special risks associated with investing in the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Commodities Investment Risk. Investments in commodity-linked derivative instruments, including swap agreements, commodity futures and options on commodity futures, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, including swap agreements, commodity futures and options on commodity futures, may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as weather, catastrophic events (such as drought, floods, earthquakes, explosions, pipeline ruptures, spills, military actions and civil wars), embargoes, sanctions, tariffs and international economic, political and regulatory developments.

Commodities Regulatory Risk. The Fund and the Subsidiary are each considered a "commodity pool" by the CFTC and the Manager is subject to CFTC regulation as the commodity pool operator of the Fund and the Subsidiary. The Fund, the Subsidiary and the Manager may be adversely impacted by new regulations affecting them that may be adopted by the CFTC in the future.

Swap Agreements Risk. Swap agreements involve the risk that the counterparty on the swap will default on its payment obligations or that the Fund will be unable to pay the other party to the agreement.

Securities Lending Risk. From time to time, the Fund may lend securities in its portfolio. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Manager is unable to reinvest cash collateral at rates that exceed the costs involved.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Redemption Risk. The Fund could experience losses if the Fund receives significant redemption requests from shareholders and such requests occur at times of market dislocation, declining prices for the securities or instruments that the Fund holds, or when the securities or other financial instruments held by the Fund are illiquid and the Fund is forced to liquidate its holdings at prices that are not reflective of their fair value.

ETN Risk. ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index. ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment. The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.

Futures Contract Risk. Investing in futures contracts involves the risk of unlimited loss of any amount invested, counterparty default, risks related to variation margin requirements including the lack of liquidity available on the remainder of the Fund's portfolio to meet such requirements, the imperfect correlation between the futures contract and the underlying asset, the lack of a liquid secondary market for a futures contract and the resulting inability to close the futures contract when desired, and the Manager's potential inability to appropriately use futures contracts to implement the Fund's investment strategy.

High Portfolio Turnover Risk. It is possible that during certain periods, the Fund may buy and sell assets on a relatively rapid basis, thus causing relatively high portfolio turnover. In this event, the Fund could incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders of the Fund than is typically the case.

Liquidity Risk. While the Fund intends to invest primarily in financial instruments and securities that are liquid, any of the financial instruments or securities to which the Fund's portfolio is exposed may be difficult to purchase or sell, particularly during periods of extreme market stress. The Fund may not be able to sell illiquid securities or other financial instruments at advantageous prices or times and may not be able to successfully implement its strategy due to market dislocations that make it difficult or impossible to sell or purchase securities or other financial instruments at prices that reflect their fair value.

		New Fund Risk. The Fund is a new entity with no operating history or trading history. The Manager has no experience managing an open-end mutual fund governed by the 1940 Act. Investors in the Fund bear the risk that the Manager may not successfully implement the Fund's investment strategy, that the investment strategy may not be successful, that the investment objective may not be met, or that the Fund may fail to achieve its desired portfolio composition. The Fund could be liquidated without shareholder approval, which could have negative consequences for shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund, including the possibility that you may lose all of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered a "non-diversified" investment company under the 1940 Act and is therefore permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company would be. As a result, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced investment operations prior to the date of this prospectus, no performance returns are presented in this part of the prospectus. Annual performance returns provide some indications of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. After the Fund has one full calendar year of performance, the Fund will provide annual performance returns and a comparison of those returns to a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indications of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. After the Fund has one full calendar year of performance, the Fund will provide annual performance returns and a comparison of those returns to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced investment operations prior to the date of this prospectus, no performance returns are presented in this part of the prospectus.
Carlyle Core Allocation Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.11%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.68%
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.54%	[3]
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	589
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	589
Carlyle Core Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.03%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.68%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[3]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	496
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 496

[1]	Includes the operating expenses of Carlyle Cayman Core Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary").
[2]	Operating expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.
[3]	Carlyle GMS Investment Management L.L.C., the Fund's manager (the "Manager"), has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual operating expenses of the Fund, inclusive of the Subsidiary (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses), at no more than 1.30% and 1.05% of the average daily net assets of Class N and Class I Shares, respectively (the "Fee Waiver Agreement"). This arrangement will continue at least through August 31, 2015. The Fee Waiver Agreement may only be terminated before August 31, 2015 with the consent of the Board of Trustees of Carlyle Select Trust (referred to herein as the "Trust"), including a majority of the Board of Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Fee Waiver Agreement, the Manager is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that such recapture can be made during the 36 months following the applicable period during which the Manager waived fees or reimbursed expenses. In no case will the Manager recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above.